RELATED PARTY TRANSACTIONS - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Apr. 03, 2023	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Key management personnel compensation, amount paid		$ 49	$ 56
Amount recognized in net income and paid during the year		$ 3	10
Related party transaction, payment period		1 month
Shaw Communications Inc.
Disclosure of transactions between related parties [line items]
Liability assumed through business combination related to a special arrangement	$ 102
Key management personnel compensation, monthly amount	1
Key management personnel compensation, amount paid		$ 12	12
Key management personnel compensation, remaining liability		83
Controlling Shareholder
Disclosure of transactions between related parties [line items]
Related party transaction (less than)		1	1
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Accounts payable and other liabilities	$ 20
Period following closing	2 years
Total for all associates
Disclosure of transactions between related parties [line items]
Cash repayments of advances and loans from related parties		$ 1	$ 1